Acquisitions - Business Combinations, Narrative (Details) customer in Thousands, $ in Thousands			12 Months Ended
	Dec. 02, 2025 USD ($) cost_of_capital customer country	May 23, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Business Combination [Line Items]
Cash consideration, net of cash acquired			$ 291,227	$ 0	$ 149,532
Contingent consideration liability			$ 22,753	20,650
Weighted average amortization period for intangible assets			11 years 9 months
Goodwill			$ 2,700,658	$ 2,425,418	$ 2,475,732
Parse Biosciences, Inc.
Business Combination [Line Items]
Percentage of shares acquired	100.00%
Number of customers of acquiree (more than) | customer	3
Number of countries where customers are located | country	40
Cash consideration, net of cash acquired	$ 229,147
Consideration retained in escrow	33,000
Contingent consideration, range of payments	55,000
Contingent consideration liability	13,400
Acquisition related costs	$ 4,500
Weighted average amortization period for intangible assets	14 years 9 months 18 days
Goodwill	$ 139,828
Parse Biosciences, Inc. | Minimum | Valuation Technique, Discounted Cash Flow
Business Combination [Line Items]
Contingent consideration measurement input for analysis of achievement of future milestones | cost_of_capital	0.114
Parse Biosciences, Inc. | Maximum | Valuation Technique, Discounted Cash Flow
Business Combination [Line Items]
Contingent consideration measurement input for analysis of achievement of future milestones | cost_of_capital	0.118
GNX Data Systems Ltd.
Business Combination [Line Items]
Percentage of shares acquired		100.00%
Cash consideration, net of cash acquired		$ 66,600
Contingent consideration, range of payments		10,000
Contingent consideration liability		$ 4,600
Intangible assets acquired			33,500
Goodwill			$ 48,100
GNX Data Systems Ltd. | Valuation Technique, Discounted Cash Flow
Business Combination [Line Items]
Contingent consideration measurement input for analysis of achievement of future milestones		0.114